Mineral Interests, Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Mineral Interests, Property and Equipment Explanatory [Abstract]
Schedule of Mineral Interest, Property and Equipment
($000s)	Mineral interests	Construction in progress	Property & equipment [1]	Right-of-use assets [1]	Total
Cost
As at January 1, 2022	632,005	27,061	3,080	407	662,553
Additions	55,069	120,287	43,177	2,030	220,563
As at December 31, 2022	687,074	147,348	46,257	2,437	883,116
Additions	20,552	96,366	-	781	117,699
As at June 30, 2023	707,626	243,714	46,257	3,218	1,000,815
Accumulated Depreciation
As at January 1, 2022	-	-	117	157	274
Depreciation expense	-	-	953	392	1,345
As at December 31, 2022	-	-	1,070	549	1,619
Depreciation expense [1]	-	-	849	377	1,226
As at June 30, 2023	-	-	1,919	926	2,845
Net Book Value
As at December 31, 2022	687,074	147,348	45,187	1,888	881,497
As at June 30, 2023	707,626	243,714	44,338	2,292	997,970
1)	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.

Schedule of Mineral Interests Expenditures
		Six months ended June 30, 2023
($000s)	January 1, 2023	Mineral interests	Construction in progress	Property & equipment	Right-of- use assets	Total Additions	June 30, 2023
Additions
KSM [1]	707,190	13,897	95,318	-	781	109,996	817,186
Courageous Lake	77,999	1,169	-	-	-	1,169	79,168
Iskut	49,904	3,826	-	-	-	3,826	53,730
Snowstorm	34,562	495	-	-	-	495	35,057
3 Aces	12,079	1,165	1,048	-	-	2,213	14,292
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
	883,116	20,552	96,366	-	781	117,699	1,000,815
		Year ended December 31, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of- use assets	Total Additions	December 31, 2022
Additions
KSM [1]	502,015	39,985	120,287	43,177	1,726	205,175	707,190
Courageous Lake	77,176	823	-	-	-	823	77,999
Iskut	41,779	8,125	-	-	-	8,125	49,904
Snowstorm	31,471	3,091	-	-	-	3,091	34,562
3 Aces	9,034	3,045	-	-	-	3,045	12,079
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	304	304	611
	662,553	55,069	120,287	43,177	2,030	220,563	883,116
1)	The KSM construction in progress additions includes $9.9 million of capitalized borrowing costs (year ended December 31, 2022 - $14.7 million).